Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 2,229	$ 8,819
Short-term investments		4,078
Accounts receivable, net of allowances for doubtful accounts and other adjustments of $197 (2016) and $201 (2015)	4,962	8,145
Income tax receivable	1	13
Inventories, net of reserves for excess and obsolete inventory of $148 (2016) and $158 (2015)	12	39
Prepaid expenses and other current assets	713	692
Total current assets	7,917	21,786
Equipment and improvements, net	1,811	2,492
Other assets	149	195
Intangible assets, net	745
Goodwill	3,686
Total assets	14,308	24,473
Current liabilities:
Accounts payable	1,907	1,708
Accrued liabilities	3,503	5,064
Deferred revenue	98	440
Total current liabilities	5,508	7,212
Non-current liabilities:
Related-party notes payable, net of discount & issuance costs of $619 and $0, respectively	1,295
Notes payable, net of discount & issuance costs of $619 and $0, respectively	1,295
Deferred rent and other long term liabilities	2,970	3,235
Deferred tax liability, net	181
Total non-current liabilities	5,741	3,235
Commitments and contingencies (Note 5)
Stockholders' equity:
Preferred stock, par value $0.001 per share; 5,000,000 shares authorized; none issued or outstanding
Common stock, par value $0.001 per share; 100,000,000 shares authorized; 12,297,954 and 11,432,318 shares issued and outstanding at December 31, 2016 and December 31, 2015, respectively	12	46
Additional paid-in capital	229,275	224,867
Accumulated comprehensive deficit	(226,228)	(210,887)
Total stockholders’ equity	3,059	14,026
Total liabilities and stockholders' equity	$ 14,308	$ 24,473